Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 6,734	$ 6,290
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,728	4,576
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,006	1,714
1 to 29 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,716	4,241
1 to 29 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	3,173	2,995
1 to 29 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,543	1,246
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,829	1,870
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,369	1,402
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	460	468
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	189	179
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	186	$ 179
90 Days and Greater [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 3